SHARE-BASED COMPENSATION - Weighted-Average Assumptions, Predecessor (Details) (Stock Options [Member], Predecessor [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 07, 2012	Dec. 30, 2011	Dec. 31, 2010
Stock Options [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.50%	40.90%	41.50%
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	0.80%	1.80%	2.40%
Expected life (in years)	5 years	5 years	5 years
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.84	$ 14.93	$ 7.21